UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Australia (16.5%)
Banks
National Australia Bank Ltd.	197,447	$3,969
Westpac Banking Corp.	178,247	3,599
		7,568
Biotechnology
CSL Ltd.	40,891	5,944

Capital Markets
ASX Ltd.	74,787	3,441

Construction Materials
Boral Ltd.	748,695	3,740

Containers & Packaging
Amcor Ltd.	262,562	2,596

Food & Staples Retailing
Woolworths Group Ltd.	185,861	3,773

Health Care Providers & Services
Ramsay Health Care Ltd.	41,957	1,666

Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.	860,740	3,030

Oil, Gas & Consumable Fuels
Origin Energy Ltd. (a)	185,788	1,109
Santos Ltd.	634,049	3,328
		4,437
Real Estate Management & Development
Lend Lease Group REIT	319,661	4,543
		40,738
China (24.9%)
Automobiles
Brilliance China Automotive Holdings Ltd. (b)	536,000	867

Banks
Bank of China Ltd. H Shares (b)	11,228,000	4,991
China Construction Bank Corp. H Shares (b)	8,316,560	7,267
		12,258
Beverages
Kweichow Moutai Co., Ltd., Class A	7,293	774

Construction Materials
Anhui Conch Cement Co., Ltd., Class A	343,288	1,835

Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR	23,657	1,751

TAL Education Group ADR (a)	31,138	800
		2,551
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (b)	1,024,000	1,206

Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc. (b)	62,000	644

Food Products
China Mengniu Dairy Co., Ltd. (a)(b)	677,000	2,253

Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	206,400	516
Sinopharm Group Co., Ltd. H Shares (b)	143,600	702
		1,218
Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	780,228	3,010

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	39,816	6,560
Baidu, Inc. ADR (a)	8,100	1,852
Sogou, Inc. ADR (a)	76,926	572
Tencent Holdings Ltd. (b)	342,800	14,153
		23,137
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	2,424,000	1,963

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	818,000	1,736
Sino Biopharmaceutical Ltd. (b)	1,263,000	1,178
		2,914
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	364,000	1,139
China Resources Land Ltd. (b)	204,000	714
		1,853
Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	167,000	2,142

Wireless Telecommunication Services
China Mobile Ltd. (b)	297,280	2,930
		61,555
Hong Kong (8.3%)
Banks
BOC Hong Kong Holdings Ltd.	933,000	4,434

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	57,000	1,631

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	246,000	338

Industrial Conglomerates
CK Hutchison Holdings Ltd.	258,768	2,982

Insurance
AIA Group Ltd.	597,600	5,336

Real Estate Management & Development
CK Asset Holdings Ltd.	404,768	3,038
Swire Properties Ltd.	184,400	698
Wharf Holdings Ltd. (The)	118,000	321
Wharf Real Estate Investment Co., Ltd.	118,000	761
		4,818
Semiconductors & Semiconductor Equipment
ASM Pacific Technology Ltd.	26,600	271

Textiles, Apparel & Luxury Goods
Samsonite International SA (a)	156,900	581
		20,391
India (11.1%)
Automobiles
Eicher Motors Ltd.	6,066	2,024
Maruti Suzuki India Ltd.	30,262	3,067
		5,091
Banks
HDFC Bank Ltd. ADR	25,100	2,362
ICICI Bank Ltd.	406,634	1,714
ICICI Bank Ltd. ADR	126,400	1,073
IndusInd Bank Ltd.	114,963	2,680
		7,829
Construction Materials
Shree Cement Ltd.	12,314	2,870

Information Technology Services
Tata Consultancy Services Ltd.	67,433	2,031

Machinery
Ashok Leyland Ltd.	1,907,206	3,134

Media
Inox Leisure Ltd. (a)	205,404	613
Zee Entertainment Enterprises Ltd.	429,688	2,600
		3,213
Personal Products
Marico Ltd.	645,668	2,966

Transportation Infrastructure
Gateway Distriparks Ltd.	116,116	233
		27,367

Indonesia (4.7%)
Automobiles
Astra International Tbk PT	3,946,200	1,947

Banks
Bank Central Asia Tbk PT	1,259,000	2,040
Bank Mandiri Persero Tbk PT	5,084,600	2,295
Bank Rakyat Indonesia Persero Tbk PT	4,650,200	983
		5,318
Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	7,766,300	1,897

Household Products
Unilever Indonesia Tbk PT	575,200	1,815

Real Estate Management & Development
Bumi Serpong Damai Tbk PT (a)	8,364,700	648
		11,625
Korea, Republic of (7.6%)
Automobiles
Hyundai Motor Co.	3,167	370

Banks
KB Financial Group, Inc.	28,933	1,414
Shinhan Financial Group Co., Ltd.	36,996	1,501
		2,915
Biotechnology
Hugel, Inc. (a)	2,108	813

Food & Staples Retailing
BGF retail Co., Ltd.	678	125
GS Retail Co., Ltd.	6,221	216
		341
Household Durables
Hanssem Co., Ltd.	3,165	219

Industrial Conglomerates
CJ Corp.	1,772	216

Internet Software & Services
NAVER Corp.	2,544	1,642

Oil, Gas & Consumable Fuels
S-Oil Corp.	3,894	481

Personal Products
LG Household & Health Care Ltd.	1,048	1,205

Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	19,172	1,263

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	202,302	8,471

Samsung Electronics Co., Ltd. (Preference)	27,160	927
		9,398
		18,863
Malaysia (4.4%)
Banks
Malayan Banking Bhd	837,777	1,982
Public Bank Bhd	98,600	596
		2,578
Construction & Engineering
Gamuda Bhd	1,351,700	1,098

Food Products
Sime Darby Plantation Bhd	745,900	955

Health Care Providers & Services
IHH Healthcare Bhd	1,156,200	1,456

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	2,329,100	2,808

Real Estate Management & Development
Sime Darby Property Bhd	657,300	187

Transportation Infrastructure
Malaysia Airports Holdings Bhd	879,500	1,891
		10,973
Philippines (2.1%)
Banks
Metropolitan Bank & Trust Co.	807,059	1,001

Diversified Financial Services
Ayala Corp.	79,226	1,361

Industrial Conglomerates
SM Investments Corp.	107,500	1,799

Real Estate Management & Development
Ayala Land, Inc.	1,487,300	1,102
		5,263
Singapore (3.2%)
Banks
DBS Group Holdings Ltd.	135,700	2,590
United Overseas Bank Ltd.	83,200	1,648
		4,238
Diversified Telecommunication Services
Singapore Telecommunications Ltd.	242,400	575

Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust REIT	289,700	559

Industrial Conglomerates
Keppel Corp., Ltd.	205,200	1,045

Real Estate Management & Development
CapitaLand Ltd.	317,800	783
City Developments Ltd.	120,900	806
		1,589
		8,006
Taiwan (9.2%)
Banks
CTBC Financial Holding Co., Ltd.	1,878,000	1,415

Construction Materials
Taiwan Cement Corp.	311,000	418

Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd. (a)	278,855	723
Largan Precision Co., Ltd.	10,000	1,191
		1,914
Food & Staples Retailing
President Chain Store Corp.	122,000	1,432

Household Durables
Nien Made Enterprise Co., Ltd.	36,000	282

Insurance
Cathay Financial Holding Co., Ltd.	328,000	564

Semiconductors & Semiconductor Equipment
ASE Technology Holding Co., Ltd. (a)	552,221	1,347
MediaTek, Inc.	163,000	1,316
Taiwan Semiconductor Manufacturing Co., Ltd.	1,574,592	13,537
Vanguard International Semiconductor Corp.	196,000	437
		16,637
		22,662
Thailand (2.6%)
Banks
Kasikornbank PCL NVDR	198,600	1,327

Food & Staples Retailing
CP ALL PCL (Foreign)	490,300	1,046

Health Care Providers & Services
Bangkok Dusit Medical Services PCL (Foreign)	973,800	768

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	467,000	592

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	890,100	1,493

Real Estate Management & Development
Central Pattana PCL (Foreign)	430,600	1,105
		6,331

United States (1.9%)
Health Care Equipment & Supplies
ResMed, Inc. CDI	413,230	4,740
Total Common Stocks (Cost $196,617)		238,514
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $7,877)	7,876,620	7,877
Total Investments (99.7%) (Cost $204,494) (d)(e)		246,391
Other Assets in Excess of Liabilities (0.3%)		746
Net Assets (100.0%)		$247,137

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,233,000 and the aggregate gross unrealized depreciation is approximately $12,336,000, resulting in net unrealized appreciation of approximately $41,897,000.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	55.5%
Banks	20.6
Internet Software & Services	10.1
Semiconductors & Semiconductor Equipment	7.4
Real Estate Management & Development	6.4
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$8,275	$—	$—	$8,275
Banks	50,881	—	—	50,881
Beverages	774	—	—	774
Biotechnology	6,757	—	—	6,757
Capital Markets	5,072	—	—	5,072
Construction & Engineering	1,098	—	—	1,098
Construction Materials	8,863	—	—	8,863
Containers & Packaging	2,596	—	—	2,596
Diversified Consumer Services	2,551	—	—	2,551
Diversified Financial Services	1,361	—	—	1,361
Diversified Telecommunication Services	4,016	—	—	4,016
Electronic Equipment, Instruments & Components	2,558	—	—	2,558
Equity Real Estate Investment Trusts (REITs)	559	—	—	559
Food & Staples Retailing	5,546	1,046	—	6,592
Food Products	3,208	—	—	3,208
Health Care Equipment & Supplies	4,740	—	—	4,740
Health Care Providers & Services	4,340	768	—	5,108
Hotels, Restaurants & Leisure	5,838	592	—	6,430
Household Durables	501	—	—	501
Household Products	1,815	—	—	1,815
Industrial Conglomerates	6,042	—	—	6,042
Information Technology Services	2,031	—	—	2,031
Insurance	8,910	—	—	8,910
Internet Software & Services	24,779	—	—	24,779
Machinery	3,134	—	—	3,134
Media	3,213	—	—	3,213
Oil, Gas & Consumable Fuels	6,881	1,493	—	8,374
Personal Products	4,171	—	—	4,171
Pharmaceuticals	2,914	—	—	2,914
Real Estate Management & Development	14,740	1,105	—	15,845
Semiconductors & Semiconductor Equipment	18,171	—	—	18,171
Tech Hardware, Storage & Peripherals	9,398	—	—	9,398
Textiles, Apparel & Luxury Goods	2,723	—	—	2,723
Transportation Infrastructure	2,124	—	—	2,124
Wireless Telecommunication Services	2,930	—	—	2,930
Total Common Stocks	233,510	5,004	—	238,514
Short-Term Investment
Investment Company	7,877	—	—	7,877
Total Assets	$241,387	$5,004	$—	$246,391

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018